Qualitative and quantitative information on financial risks	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Qualitative and quantitative information on financial risks
35. Qualitative and quantitative information on financial risks
The Group is exposed to several financial risks connected with its operations:
•financial market risk, primarily related to foreign currency exchange rates, interest rates and commodity prices;
•liquidity risk relating to the availability of funds and access to credit, if required, and to financial instruments in general;
•credit risk relating to counterparties failing to repay amounts owed or meet contractual obligations.
These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through the Group’s operating and financing activities and if required, through the use of derivative financial instruments.
A summary of qualitative and quantitative factors relating to these risks is provided below. The quantitative data reported in the following section does not have any predictive value. In particular, the sensitivity analysis on finance market risks does not reflect the complexity of the market or the reaction which may result from any changes that are assumed to take place.
Foreign currency risk
The Group operates in numerous markets worldwide and is exposed to market risks stemming from fluctuations in currency exchange rates. The exposure to currency risk is mainly linked to the differences in geographic distribution of the Group’s sourcing and manufacturing activities from those in its commercial activities, as a result of which its cash flows from sales are denominated in currencies different from those related to purchases or production activities. In particular, the Group incurs a large portion of its capital and operating expenses in Euro (which is the Group’s functional and presentation currency) while it receives the majority of its revenues in currencies other than Euro (mainly in Chinese Renminbi, U.S. Dollars, Japanese Yen, United Arab Emirates Dirham and British Pound). Risk management is mainly centralized at the Group’s distribution companies. Goods transferred for consideration to associates are settled directly in the currency of the country where they operate and sell (with the exception of countries where local currency cannot be delivered outside the country). This creates the risk that the corresponding value in Euro of revenues at the moment of collection is insufficient to cover production costs or to achieve the desired profit margin. This risk is heightened during the period between the moment when the sale prices of a collection are set and the moment when revenues are converted into Euro, which may extend up to 18 months. For the Zegna and the Tom Ford Fashion segments, the Group manages risks associated with fluctuations in currency through financial hedging instruments, mainly forward contracts for the sale of foreign currencies, in order to establish the conversion rate in advance, or a predefined range of conversion rates at future dates. The Group continues to implement similar policies also for the Thom Browne segment, which has become more exposed to currency impact as it expands into international markets. For the years ended December 31, 2023, 2022 and 2021 the Zegna segment covered its exchange rate risk almost exclusively with currency forward exchange contracts. To this end, before the preparation of the price list and based on market expectations and conditions, the Group arranges hedges that cannot exceed 50% - 60% of forecast sales in foreign currencies. In the period following the preparation of the price list, the total outstanding hedge is adjusted on the basis of market conditions and of the orders effectively managed and entered into production.
In addition, the Group controls and hedges exposure deriving from changes due to exchange rate changes in the value of assets or liabilities denominated in currencies other than the accounting currency of the individual company (typically intercompany financial receivables/payables), which may affect the Group’s net results, through financial instruments, whose recognition in accordance with IFRS follows the rules of fair value hedges: the profit or loss arising from subsequent remeasurements of the fair value of the hedging instrument and the hedged item are recorded within profit and loss. The hedges of the Group’s future transactions in foreign currencies (which can be classified as cash flow hedges pursuant to IFRS) are accounted for in accordance with hedge accounting rules.
The Group has estimated the potential effects of a shock change of +/-5% on the main currencies to which the Group is exposed at each reporting date, by using internal assessment models based on generally accepted principles.
The following table presents the potential effects on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s net balances of trade receivables and trade payables in foreign currencies.

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Trade receivables and trade payables	+500 bps	-500 bps	Trade receivables and trade payables	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	145,836	(6,945)	7,676	59,523	(2,834)	3,133
JPY	22,735	(1,083)	1,197	17,055	(812)	898
CNY	113,962	(5,427)	5,998	43,398	(2,067)	2,284
HKD	24,843	(1,183)	1,308	19,139	(911)	1,007
GBP	16,283	(775)	857	(2,227)	106	(117)
SGD	7,965	(379)	419	9,496	(452)	500
CHF	(25,940)	1,235	(1,365)	(9,285)	442	(489)
KRW	23,753	(1,131)	1,250	n.a.	n.a.	n.a.
Total	329,437	(15,688)	17,340	137,099	(6,528)	7,216

The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s hedged positions on the main currencies to which the Group is exposed.

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	117,479	5,594	(6,183)	53,320	2,539	(2,806)
JPY	21,116	1,006	(1,111)	15,979	761	(841)
CNY	96,021	4,572	(5,054)	42,817	2,039	(2,254)
GBP	12,233	583	(644)	(816)	(39)	43
HKD	17,422	830	(917)	19,940	950	(1,049)
CHF	—	—	—	—	—	—
SGD	7,525	358	(396)	9,463	451	(498)
KRW	11,999	571	(632)	n.a.	n.a.	n.a.
Total	283,795	13,514	(14,937)	140,703	6,701	(7,405)
The following table presents the potential change in equity gross of tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s foreign currency hedging instruments on highly probable transactions.

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on hedge reserve			Impact on hedge reserve
USD	75,308	3,586	(3,964)	61,821	2,944	(3,254)
CHF	—	—	—	(8,272)	(394)	435
JPY	9,181	437	(483)	10,433	497	(549)
HKD	11,531	549	(607)	6,153	293	(324)
GBP	20,924	996	(1,101)	8,280	394	(436)
CNY	88,176	4,199	(4,641)	48,918	2,329	(2,575)
SGD	4,709	224	(248)	5,206	248	(274)
KRW	—	—	—	n.a.	n.a.	n.a.
Total	209,829	9,991	(11,044)	132,539	6,311	(6,977)
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in the EUR/USD year-end exchange-rate, applied to the Thom Browne put option in U.S. Dollars on non-controlling interests (recorded within other non-current financial liabilities).

	At December 31, 2023			At December 31, 2022
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(116,456)	6,598	(7,293)	(155,551)	7,407	(8,187)
Total	(116,456)	6,598	(7,293)	(155,551)	7,407	(8,187)
Interest rate risk
Overall exposure to interest rate risk is monitored at the Group level through coordinated management of debt and available liquidity and of the relevant due dates. The Group’s principal sources of exposure to interest rate risk derive from loans and revolving credit lines at variable rates. At December 31, 2023, the notional value of interest rate swap derivatives to hedge the risk of a potential increase in the cost of servicing of financial debt due to fluctuations in market rates was €133,962 thousand (€320,000 thousand at December 31, 2022) with a positive fair value of €4,739 thousand (€9,379 thousand at December 31, 2022). The short-term portion of bank debt, used mainly to finance working capital needs, is not covered by interest rate hedges. The cost of bank debt is equal to Euribor for the period plus a spread that depends on the type of credit facility used.
For the year ended December 31, 2023 a hypothetical 20% increase in short-term interest rates on such floating rate non-current financial liabilities, with all other variables held constant, would have resulted in financial expenses, on an annual basis, of approximately €8,124 thousand (€2,273 thousand for the year ended December 31, 2022). For the year ended December 31, 2023 a hypothetical 20% decrease in short-term interest rates on such floating rate non-current financial liabilities, with all other variables held constant, would have resulted in financial expenses, on an annual basis, of approximately €5,774 thousand (€1,670 thousand for the year ended December 31, 2022).
The following table presents the sensitivity on floating rate borrowings not covered by interest rate swaps.

At December 31, 2023
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
4,829	4.690%	226	3.910%	189	5.470%	264
20,000	4.560%	912	3.770%	754	5.360%	1,071
20,000	4.770%	954	3.970%	794	5.570%	1,114
40,000	4.900%	1,960	4.110%	1,645	5.680%	2,274
40,000	4.850%	1,940	4.040%	1,616	5.660%	2,264
19,500	3.910%	761	3.130%	611	4.680%	912
384	4.800%	18	4.000%	15	5.600%	22
608	5.480%	33	4.680%	28	6.280%	38
1,217	5.480%	67	4.680%	57	6.280%	76
1,000	4.450%	45	3.650%	37	5.250%	53
565	5.700%	32	4.890%	28	6.510%	37
148,103		6,949		5,774		8,124
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

At December 31, 2022
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
5,000	3.091%	155	2.629%	131	3.553%	178
6,250	3.620%	226	2.760%	173	3.928%	246
8,080	2.690%	217	2.304%	186	3.064%	248
45,000	3.090%	1,391	2.622%	1,180	3.558%	1,601
64,330		1,989		1,670		2,273
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

Liquidity risk
Liquidity risk represents the risk that the Group cannot meet its financial obligations due to problems in obtaining funds at current market price conditions (funding liquidity risk) or in liquidating assets on the market to find the necessary financial resources (asset liquidity risk), which could negatively impact the Group’s results if the Group is forced to incur additional costs to obtain liquidity or meet its commitments.
The following tables summarize the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities:

(€ thousands)	Within 1 year	Within 2 Years	Within 3 years	Beyond	Total contractual cash flows	Carrying amount at December 31, 2023
Derivative financial instruments	897	—	—	—	897	897
Trade payables and customer advances	314,137	—	—	—	314,137	314,137
Borrowings	294,537	88,235	20,123	8,705	411,600	402,622
Lease liabilities	142,283	119,128	95,035	320,141	676,587	593,725
Other current and non-current financial liabilities	22,102	—	—	136,556	158,658	158,658
Total	773,956	207,363	115,158	465,402	1,561,879	1,470,039

(€ thousands)	Within 1 year	Within 2 Years	Within 3 years	Beyond	Total contractual cash flows	Carrying amount at December 31, 2022
Derivative financial instruments	2,362	—	—	—	2,362	2,362
Trade payables and customer advances	270,936	—	—	—	270,936	270,936
Borrowings	290,470	139,257	36,536	16,650	482,913	471,055
Lease liabilities	119,287	97,148	66,812	193,368	476,615	443,507
Other current and non-current financial liabilities	37,258	23,632	—	155,161	216,051	216,051
Total	720,313	260,037	103,348	365,179	1,448,877	1,403,911

The factors which mainly influence the Group’s liquidity are the resources generated or absorbed by current operating and investing activities, the possible distribution of dividends, the maturity or refinancing of debt and the management of surplus cash. Liquidity needs or surpluses are monitored on a daily basis by the Parent Company in order to guarantee effective sourcing of financial resources or adequate investment of excess liquidity.
The negotiation and management of credit lines is coordinated by the Parent Company with the aim of satisfying the short and medium-term financing needs of the individual companies within the Group according to efficiency and cost-effectiveness criteria. It has always been the Group’s policy to sign and constantly maintain with various and diversified banks a total amount of committed credit lines that is considered consistent with the needs of the individual companies and suitable to ensure at any time the liquidity needed to satisfy and comply with all the Group’s financial commitments, at the established economic conditions, as well as guaranteeing the availability of an adequate level of operational flexibility for any expansion programs.
Credit risk
Credit risk is defined as the risk of financial loss caused by the failure of a counterparty to repay amounts owed or meet its contractual obligations. The maximum risk to which an entity is exposed is represented by all the financial assets recognized in the financial statements. Management considers its credit risk to relate primarily to trade receivables generated from the wholesale channel and mitigates the related effects through specific commercial and financial strategies.
With regards to trade receivables, credit risk management is carried out by monitoring the reliability and solvency of customers, as well as through insurance agreements. The following table provides the aging of trade receivables:

(€ thousands)	Not yet due	0-120 days overdue	121-180 days overdue	>180 days overdue	Total
Trade receivables, gross	189,324	46,078	6,907	4,829	247,138
Loss allowance	(418)	(1,387)	(1,262)	(3,614)	(6,681)
Total trade receivables at December 31, 2023	188,906	44,691	5,645	1,215	240,457
Trade receivables, gross	146,486	29,772	1,877	5,590	183,725
Loss allowance	(894)	(1,287)	(278)	(4,053)	(6,512)
Total trade receivables at December 31, 2022	145,592	28,485	1,599	1,537	177,213